Share capital and share premium (Details)	6 Months Ended
Jun. 30, 2026 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	61,883,306
Exercise of stock options (in shares)	564,463
Vesting of RSUs (in shares)	90,154
Number of shares outstanding at end of period (in shares)	62,537,923